UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Floating Rate Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 91.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.4%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,963	$15,177,586
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	7,739	7,903,078
Term Loan, 6.25%, Maturing November 2, 2018	3,508	3,582,729
DigitalGlobe, Inc.
Term Loan, Maturing January 24, 2020(2)	3,025	3,065,332
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	6,077	6,153,002
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	29,302	23,148,454
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	20,500	20,841,673
Silver II US Holdings, LLC
Term Loan, 5.00%, Maturing December 13, 2019	26,275	26,596,869
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	11,432	11,485,817
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	11,198	11,340,579
Term Loan, 4.00%, Maturing February 14, 2017	12,824	12,962,198
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	9,597	9,657,306

		$151,914,623

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)	10,924	$10,350,182
Orbitz Worldwide Inc.
Term Loan, 3.20%, Maturing July 25, 2014	18,599	18,447,525

		$28,797,707

Automotive — 4.4%
Allison Transmission, Inc.
Term Loan, 2.71%, Maturing August 7, 2014	13,734	$13,797,060
Term Loan, 4.25%, Maturing August 23, 2019	43,191	43,797,891
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	8,005	8,115,005
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	92,939	95,111,030
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014	39,188	37,301,674
Term Loan, 2.14%, Maturing December 28, 2015	22,439	21,359,221
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2015(4)	4,852	4,676,506
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	73,325	74,398,405
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018	26,650	27,199,656

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Metaldyne Company LLC
Term Loan, 6.00%, Maturing December 18, 2018		15,700	$15,955,125
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,500	7,486,575
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,261	5,327,037
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		21,468	21,682,578
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		4,000	4,064,900
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,481	23,745,490
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		9,751	9,774,939
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,393	3,427,120
Veyance Technologies, Inc.
Term Loan, 2.46%, Maturing July 31, 2014		4,300	4,273,484
Term Loan, 2.46%, Maturing July 31, 2014		26,589	26,422,456
Term Loan, 5.50%, Maturing July 31, 2014		3,995	3,984,826
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015		12,000	11,812,500

			$463,713,478

Brokers, Dealers and Investment Houses — 0.1%
Clipper Acquisitions Corp.
Term Loan, Maturing December 20, 2019(2)		7,575	$7,679,156
Ship Luxco 3 S.a.r.l.
Term Loan, Maturing November 30, 2016(2)	GBP	2,500	3,973,676

			$11,652,832

Building and Development — 0.9%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		19,015	$19,236,038
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016		8,489	7,725,218
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		16,185	16,265,802
Realogy Corporation
Term Loan, 3.23%, Maturing October 10, 2013		2,250	2,182,169
Term Loan, 4.46%, Maturing October 10, 2016		9,207	9,282,276
Term Loan, 4.46%, Maturing October 10, 2016		602	606,579
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019		6,972	7,023,517
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		19,259	18,970,370
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.21%, Maturing January 8, 2014		13,475	13,612,445

			$94,904,414

Business Equipment and Services — 8.0%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		3,500	$3,547,960
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		32,615	33,104,327
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		35,133	35,537,430
Affinion Group, Inc.
Term Loan, 6.50%, Maturing July 16, 2015		40,837	39,160,858

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		16,657	$16,812,958
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,663,088
Term Loan, 2.95%, Maturing February 21, 2015		14,944	14,346,006
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		9,450	9,627,188
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		12,569	12,552,789
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		5,893	5,922,345
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.75%, Maturing October 16, 2016		1,815	1,836,357
Term Loan, 6.25%, Maturing October 16, 2018		7,562	7,567,992
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		11,499	11,671,337
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		16,037	16,196,988
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014		5,812	5,831,926
ClientLogic Corporation
Term Loan, 6.87%, Maturing January 30, 2017	EUR	569	703,598
Term Loan, 7.06%, Maturing January 30, 2017		9,682	9,476,600
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		5,650	5,695,906
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		5,362	5,408,476
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		9,163	9,251,682
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016		1,156	962,950
Term Loan, 8.25%, Maturing March 29, 2018		24,400	21,217,996
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		23,150	23,381,500
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		5,725	5,739,313
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018		23,931	24,189,867
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		4,214	4,264,484
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		7,345	7,422,535
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		25,785	26,172,156
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		20,445	20,557,419
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		8,850	8,960,625
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		23,003	23,185,019
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		22,950	23,279,755
Kronos Incorporated
Term Loan, 5.50%, Maturing October 25, 2019		37,375	37,779,883
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,275	13,518,371

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		19,765	$19,707,520
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		11,575	11,574,973
Mitchell International, Inc.
Term Loan, 2.31%, Maturing March 28, 2014		1,851	1,847,344
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,500	1,490,000
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 23, 2018		13,890	14,063,801
National CineMedia, LLC
Term Loan, 3.46%, Maturing November 23, 2019		5,658	5,701,074
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		3,940	3,990,610
Term Loan, 4.50%, Maturing June 8, 2018		61,865	62,741,631
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		13,591	13,760,824
Sabre, Inc.
Term Loan, 2.20%, Maturing September 30, 2014		9,730	9,753,579
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,954	1,964,669
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		11,325	11,424,068
SunGard Data Systems, Inc.
Term Loan, 3.86%, Maturing February 26, 2016		35,647	36,053,653
Term Loan, 3.96%, Maturing February 28, 2017		24,027	24,292,235
Term Loan, 4.50%, Maturing January 31, 2020		7,975	8,119,547
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,885	5,918,480
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		29,888	30,348,977
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		5,500	5,589,375
Travelport LLC
Term Loan, 3.06%, Maturing August 23, 2013		154	147,530
Term Loan, 4.88%, Maturing August 21, 2015	EUR	1,481	1,908,089
Term Loan, 5.06%, Maturing August 21, 2015		10,699	10,525,629
Term Loan, 5.06%, Maturing August 21, 2015		19,942	19,617,753
Term Loan, 5.06%, Maturing August 21, 2015		7,978	7,848,149
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,606	1,621,698
Term Loan, 6.00%, Maturing July 28, 2017		8,203	8,285,443
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		6,476	6,587,442
Term Loan, 5.50%, Maturing July 15, 2016		17,991	18,275,857
Term Loan, 5.75%, Maturing June 29, 2018		12,438	12,639,609

			$845,347,243

Cable and Satellite Television — 3.4%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		11,727	$11,902,778
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,782	4,832,367
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		4,714	4,761,519

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		50,925	$51,461,773
Charter Communications Operating, LLC
Term Loan, 3.46%, Maturing September 6, 2016		18,942	19,164,800
Term Loan, 4.00%, Maturing May 15, 2019		10,942	11,116,022
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,030	9,120,562
CSC Holdings, Inc.
Term Loan, 1.95%, Maturing March 29, 2016		23,048	23,221,160
Kabel Deutschland GmbH
Term Loan, 4.25%, Maturing February 1, 2019		18,075	18,135,244
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	17,822	23,699,833
Term Loan, 3.00%, Maturing March 4, 2016	EUR	17,822	23,699,833
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		7,400	7,423,043
Term Loan, 1.93%, Maturing January 30, 2015		7,520	7,543,500
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,018	10,109,961
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		18,697	18,778,649
Term Loan, 4.50%, Maturing October 23, 2017		10,248	10,299,739
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.69%, Maturing July 1, 2016	EUR	3,546	4,777,751
UPC Broadband Holding B.V.
Term Loan, 3.86%, Maturing December 31, 2016	EUR	37,765	51,551,722
Term Loan, 4.11%, Maturing December 29, 2017	EUR	2,000	2,733,060
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		5,061	5,111,779
Term Loan, 3.71%, Maturing December 29, 2017		11,793	11,910,921
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,313,594
WaveDivision Holdings, LLC
Term Loan, 5.50%, Maturing August 9, 2019		5,475	5,563,832
YPSO Holding SA
Term Loan, 4.87%, Maturing June 6, 2016	EUR	3,336	4,438,962
Term Loan, 4.87%, Maturing June 6, 2016	EUR	5,763	7,668,003

			$358,340,407

Chemicals and Plastics — 3.0%
AZ Chemical US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		14,652	$14,933,959
Celanese U.S. Holdings LLC
Term Loan, 2.86%, Maturing October 31, 2016	EUR	666	908,533
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		10,975	11,139,625
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,933	9,088,944
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		3,852	3,881,313
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		7,902	7,971,622
Term Loan, 6.25%, Maturing August 2, 2017	EUR	242	333,284
Huntsman International, LLC
Term Loan, 2.48%, Maturing June 30, 2016		2,285	2,296,572
Term Loan, 2.75%, Maturing April 19, 2017		12,358	12,403,918

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
Term Loan, 6.75%, Maturing May 4, 2018	EUR	1,815	$2,513,443
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		50,173	51,395,727
Momentive Performance Materials Inc.
Term Loan, 2.40%, Maturing December 4, 2013		4,700	4,676,500
Momentive Specialty Chemicals Inc.
Term Loan, 2.48%, Maturing May 3, 2013		12,237	12,184,224
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,161	1,173,563
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		9,986	10,123,477
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		10,498	10,628,943
PQ Corporation
Term Loan, 5.25%, Maturing May 8, 2017		28,925	29,352,859
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,580	6,650,190
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		4,516	4,577,968
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		2,932	2,965,411
Term Loan, 4.25%, Maturing February 8, 2018		10,750	10,866,003
U.S. Coatings Acquisition Inc.
Term Loan, Maturing February 3, 2020(2)	EUR	4,000	5,487,780
Term Loan, Maturing February 3, 2020(2)		37,200	37,819,901
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		62,992	63,656,385

			$317,030,144

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018		1,862	$1,881,447
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,891	3,900,477
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		4,937	4,998,301

			$10,780,225

Conglomerates — 1.6%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		1,019	$1,018,839
Term Loan, 7.75%, Maturing September 22, 2014		2,543	2,543,109
Term Loan, 8.25%, Maturing September 22, 2014		412	412,032
Rexnord LLC
Term Loan, 4.50%, Maturing April 2, 2018		33,079	33,467,648
RGIS Services, LLC
Term Loan, 4.56%, Maturing October 18, 2016		18,805	18,945,841
Term Loan, 5.50%, Maturing October 18, 2017		16,180	16,443,166
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		8,404	8,473,631
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,231,406
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		37,650	38,118,291
Term Loan, 5.00%, Maturing December 17, 2019	CAD	10,350	10,428,791

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		39,409	$39,819,780

			$173,902,534

Containers and Glass Products — 1.1%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		24,102	$24,153,459
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		30,625	31,046,094
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		3,385	3,393,957
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		53,341	54,191,466
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		1,034	1,054,648
Term Loan, 4.50%, Maturing October 3, 2018	EUR	738	1,021,396
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,073	7,158,587

			$122,019,607

Cosmetics/Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		34,974	$35,433,287
Huish Detergents, Inc.
Term Loan, 2.21%, Maturing April 25, 2014		26,938	26,534,385
Prestige Brands, Inc.
Term Loan, 5.28%, Maturing January 31, 2019		4,187	4,235,441

			$66,203,113

Drugs — 0.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		3,972	$4,023,800
Term Loan, 5.50%, Maturing February 10, 2017		20,709	20,951,046
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019		12,893	13,082,055
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		259	262,119
Term Loan, 4.25%, Maturing March 15, 2018		4,099	4,147,301
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		5,036	5,094,525
Term Loan, 4.25%, Maturing March 15, 2018		13,260	13,414,728
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		9,116	9,222,625

			$70,198,199

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 5.25%, Maturing October 9, 2019		24,950	$25,230,687
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)		65	66,758
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		5,875	5,948,438

			$31,245,883

Electronics/Electrical — 7.0%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		11,656	$11,823,607

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	23,637	$23,961,872
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	35,134	35,594,983
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	6,158	6,185,369
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	34,054	34,457,935
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	14,700	14,877,620
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,116	10,116,279
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	11,882	11,978,312
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	23,039	22,347,566
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	33,418	33,751,786
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	13,047	13,099,720
Term Loan, 5.50%, Maturing May 31, 2016	13,925	13,981,635
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016	40,483	40,639,365
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	3,900	3,939,000
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	7,049	6,431,992
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	84,654	86,008,783
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016	1,775	1,802,349
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	14,259	14,517,890
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	17,972	18,129,395
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	15,966	16,225,614
Term Loan, 5.50%, Maturing March 3, 2017	17,207	17,588,981
Term Loan, 5.25%, Maturing March 19, 2019	19,106	19,380,268
Term Loan, 4.75%, Maturing January 11, 2020	22,475	22,805,113
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	12,953	13,033,444
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	40,825	41,278,607
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	7,350	7,581,525
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	2,768	2,771,691
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	2,804	2,835,355
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	38,410	38,910,446
Serena Software, Inc.
Term Loan, 4.21%, Maturing March 10, 2016	3,010	3,025,932
Term Loan, 5.00%, Maturing March 10, 2016	3,975	4,011,439

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	14,399	$14,516,441
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	7,184	7,255,976
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	8,486	8,634,864
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	15,896	16,026,743
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	10,651	10,731,360
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	17,375	17,548,750
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,370	4,401,092
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	13,900	14,087,090
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	20,925	21,291,188
Web.com Group, Inc.
Term Loan, 5.50%, Maturing October 27, 2017	32,204	32,694,204

		$740,281,581

Equipment Leasing — 0.6%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	9,865	$9,930,269
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	15,050	15,200,500
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	40,325	40,627,437

		$65,758,206

Financial Intermediaries — 3.8%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	11,425	$11,682,063
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	10,105	10,231,184
CB Richard Ellis Services, Inc.
Term Loan, 3.45%, Maturing March 5, 2018	7,915	7,952,285
Term Loan, 3.70%, Maturing September 4, 2019	545	548,165
Citco Funding LLC
Term Loan, 5.50%, Maturing June 29, 2018	22,251	22,529,214
First Data Corporation
Term Loan, 2.95%, Maturing September 24, 2014	754	756,026
Term Loan, 2.95%, Maturing September 24, 2014	817	819,572
Term Loan, 2.95%, Maturing September 24, 2014	879	881,953
Term Loan, 5.20%, Maturing March 24, 2017	2,000	2,005,938
Term Loan, 4.20%, Maturing March 23, 2018	35,843	35,615,702
Term Loan, 5.20%, Maturing September 24, 2018	28,353	28,427,241
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	11,550	11,607,710
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	5,583	5,638,325
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	13,018	13,115,311
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,570	20,956,011

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017		4,283	$4,290,265
Term Loan, 4.00%, Maturing March 29, 2019		33,199	33,439,819
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017		12,682	12,872,240
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018		5,805	5,863,527
Nuveen Investments, Inc.
Term Loan, 5.77%, Maturing May 12, 2017		35,459	35,819,104
Term Loan, 5.76%, Maturing May 13, 2017		28,556	28,895,088
Term Loan, 7.25%, Maturing May 13, 2017		6,250	6,299,806
Term Loan, Maturing May 13, 2017(2)		2,500	2,531,250
Ocwen Financial Corporation
Term Loan, Maturing January 22, 2018(2)		27,100	27,514,982
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016		15,605	14,093,237
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(5)		63	51,347
Term Loan, 6.96%, Maturing December 10, 2015(5)		1,975	1,500,721
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		29,301	29,715,781
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		5,445	5,464,989
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		17,085	17,285,749

			$398,404,605

Food Products — 3.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		16,250	$16,549,618
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,066	9,965,200
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019		19,406	19,731,419
Clearwater Seafoods Limited Partnership
Term Loan, 6.78%, Maturing June 6, 2018		11,293	11,349,716
Crossmark Holdings, Inc.
Term Loan, Maturing January 31, 2020(2)		5,000	4,975,000
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		86,824	87,402,843
Dole Food Company Inc.
Term Loan, 5.03%, Maturing July 6, 2018		13,006	13,067,107
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		13,568	13,636,015
Iglo Foods Midco Limited
Term Loan, 5.12%, Maturing January 31, 2018	EUR	8,000	10,994,310
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		29,075	29,365,572
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		19,536	19,853,593
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		60,920	61,867,165
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		3,350	3,384,380
Term Loan, 4.75%, Maturing October 17, 2018		25,273	25,629,526

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		23,273	$23,383,281
United Biscuits (UK) Limited
Term Loan, Maturing December 15, 2014(2)	EUR	1,588	2,156,227
Term Loan - Second Lien, 4.49%, Maturing June 15, 2016	GBP	1,500	2,366,363
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		15,232	15,374,808

			$371,052,143

Food Service — 3.6%
Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		3,177	$3,214,356
Term Loan, 3.40%, Maturing July 26, 2016		4,574	4,629,548
Term Loan, 3.45%, Maturing July 26, 2016		40,817	41,314,524
Term Loan, 3.52%, Maturing July 26, 2016		19,687	19,916,979
Term Loan, 3.56%, Maturing July 26, 2016		950	950,000
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		4,813	4,861,067
Buffets, Inc.
Term Loan, 0.31%, Maturing April 22, 2015(5)		998	997,989
Term Loan, 10.50%, Maturing July 18, 2017		3,205	3,301,487
Term Loan, 2.00%, Maturing July 19, 2017(4)		1,500	1,545,000
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		25,187	25,501,610
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		6,110	6,163,147
DineEquity, Inc.
Term Loan, 5.25%, Maturing October 19, 2017		15,529	15,626,018
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		47,852	48,315,808
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		23,031	23,387,741
NPC International, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		7,731	7,827,258
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		43,633	44,267,527
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		9,431	9,578,505
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		6,436	6,484,679
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		64,324	65,172,429
Term Loan, Maturing March 31, 2017(2)		4,456	4,496,701
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		15,260	15,459,101
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		30,025	30,480,376

			$383,491,850

Food/Drug Retailers — 3.1%
Alliance Boots Holdings Limited
Term Loan, Maturing July 9, 2015(2)	GBP	5,000	$7,828,893
Term Loan, 3.58%, Maturing July 10, 2017	EUR	17,497	23,713,094
Term Loan, 3.98%, Maturing July 10, 2017	GBP	57,250	89,550,024

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		72,782	$73,509,779
Iceland Foods Group Limited
Term Loan, 5.12%, Maturing April 12, 2019	EUR	7,950	10,954,190
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		4,688	4,793,736
Rite Aid Corporation
Term Loan, 1.96%, Maturing June 4, 2014		62,976	62,976,487
Term Loan, 4.50%, Maturing March 2, 2018		39,277	39,374,992
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		3,491	3,532,574
Term Loan, 6.00%, Maturing April 18, 2018		9,428	9,545,470

			$325,779,239

Health Care — 11.2%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		5,484	$5,538,398
Term Loan, 4.75%, Maturing June 30, 2017		6,831	6,901,749
Term Loan, 4.75%, Maturing June 30, 2017		27,559	27,844,012
Alkermes, Inc.
Term Loan, 4.50%, Maturing September 18, 2019		7,007	7,108,169
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		15,761	15,662,123
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		18,425	18,793,500
AssuraMed Holding, Inc.
Term Loan, 5.50%, Maturing October 24, 2019		9,425	9,578,156
ATI Holdings, Inc.
Term Loan, Maturing December 20, 2019(2)		5,575	5,547,125
Biomet Inc.
Term Loan, 4.00%, Maturing July 25, 2017		51,367	51,999,619
BSN Medical Acquisition Holding GmbH
Term Loan, 5.25%, Maturing August 28, 2019	EUR	2,000	2,743,608
Catalent Pharma Solutions Inc.
Term Loan, 4.20%, Maturing September 15, 2016		13,058	13,180,684
Term Loan, 5.25%, Maturing September 15, 2017		13,430	13,614,425
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019		15,641	15,856,127
Community Health Systems, Inc.
Term Loan, 3.81%, Maturing January 25, 2017		64,848	65,520,117
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		18,508	18,797,272
CRC Health Corporation
Term Loan, 4.70%, Maturing November 16, 2015		29,501	29,685,690
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,542	10,690,145
Term Loan, 4.00%, Maturing November 1, 2019		23,300	23,595,421
DJO Finance LLC
Term Loan, 5.20%, Maturing November 1, 2016		12,992	13,154,657
Term Loan, 6.25%, Maturing September 15, 2017		14,786	14,970,704
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		30,323	29,186,292
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		9,854	10,026,111
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		23,141	23,280,275

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	40,990	$41,317,571
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	19,661	19,857,804
HCA, Inc.
Term Loan, 3.56%, Maturing March 31, 2017	51,019	51,464,955
Term Loan, 3.45%, Maturing May 1, 2018	38,600	38,937,610
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	36,036	36,480,828
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	21,144	21,462,788
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	19,976	20,187,938
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	19,072	18,928,667
Term Loan, 7.75%, Maturing May 15, 2018	11,031	10,934,050
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	8,600	8,616,125
Term Loan, 5.25%, Maturing June 1, 2018	12,476	12,499,179
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	63,420	64,529,620
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	5,871	5,995,248
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	7,325	7,398,250
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	10,745	10,745,081
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	9,625	9,697,188
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	7,000	7,052,500
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	53,239	53,605,023
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	3,747	3,765,421
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	9,501	9,588,285
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	20,287	20,407,307
Pharmaceutical Product Development, Inc.
Term Loan, Maturing December 5, 2018(2)	31,950	31,950,000
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	3,607	3,636,181
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	19,993	20,249,188
Sage Products, Inc.
Term Loan, 5.25%, Maturing December 13, 2019	7,050	7,138,125
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	33,404	33,890,657
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018	6,119	6,221,240
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	19,621	19,649,509
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019	18,254	18,596,400

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		4,166	$4,195,280
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019		13,170	13,369,097
Term Loan, 4.25%, Maturing December 11, 2019		33,675	34,205,381
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,449	24,716,029
VWR Funding, Inc.
Term Loan, 4.45%, Maturing April 3, 2017		25,661	25,917,567
Term Loan, Maturing April 3, 2017(2)	EUR	3,000	4,073,403
Term Loan, Maturing April 3, 2017(2)		27,550	27,773,844

			$1,182,327,718

Home Furnishings — 0.6%
Oreck Corporation
Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(5)		797	$724,182
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		34,750	35,235,041
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	3,348	4,153,538
Tempur-Pedic International Inc.
Term Loan, Maturing December 12, 2019(2)		21,375	21,764,324

			$61,877,085

Industrial Equipment — 1.4%
Alliance Laundry Systems LLC
Term Loan, 5.50%, Maturing December 10, 2018		4,275	$4,355,156
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		9,400	9,529,250
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		2,375	2,426,953
Apex Tool Group, LLC
Term Loan, Maturing January 28, 2020(2)		9,125	9,240,961
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		14,898	14,989,824
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		2,888	2,923,968
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		16,442	16,853,434
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		11,838	11,926,785
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		10,985	11,174,073
Kion Group GMBH
Term Loan, 2.09%, Maturing December 23, 2014(6)	EUR	2,339	3,174,013
Term Loan, 2.19%, Maturing December 23, 2014(6)		8,619	8,625,890
Term Loan, 3.94%, Maturing December 23, 2015(6)		18,322	18,336,241
Term Loan, 2.59%, Maturing December 29, 2015(6)	EUR	4,228	5,736,918
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,334	1,351,776
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019		10,422	10,535,315
Terex Corporation
Term Loan, 5.00%, Maturing April 28, 2017	EUR	9,875	13,475,667
Unifrax Corporation
Term Loan, 7.25%, Maturing November 28, 2018		6,762	6,821,566

			$151,477,790

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	23,825	$24,093,031
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019	5,230	5,277,943
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	7,470	7,544,834
Asurion LLC
Term Loan, 4.75%, Maturing July 18, 2017	6,023	6,093,713
Term Loan, 5.50%, Maturing May 24, 2018	87,497	88,623,694
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	10,573	10,910,271
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	10,475	10,651,766
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018	17,866	18,082,005
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	29,775	30,122,385
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing October 29, 2019	15,350	15,637,812
Hub International Limited
Term Loan, 4.70%, Maturing June 13, 2017	16,950	17,174,252
Term Loan, 6.75%, Maturing December 13, 2017	3,411	3,453,737
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	7,833	7,891,267

		$245,556,710

Leisure Goods/Activities/Movies — 3.4%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 30, 2019	23,374	$23,877,676
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	26,533	26,848,488
Term Loan, 4.75%, Maturing February 22, 2018	11,657	11,808,433
Bombardier Recreational Products, Inc.
Term Loan, Maturing January 22, 2019(2)	59,800	60,542,178
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	25,611	25,950,631
Cinemark USA, Inc.
Term Loan, 3.21%, Maturing December 18, 2019	2,300	2,322,522
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	13,074	13,335,612
Equinox Fitness Clubs
Term Loan, Maturing November 16, 2019(2)	13,975	14,184,625
Fender Musical Instruments Corporation
Term Loan, 5.50%, Maturing June 9, 2014	1,449	1,445,834
Term Loan, 5.50%, Maturing June 9, 2014	4,420	4,409,195
Kasima, LLC
Term Loan, 4.07%, Maturing March 10, 2015	15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017	11,817	11,861,554
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	38,108	38,472,990
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.45%, Maturing July 21, 2017	13,045	13,186,453
Regal Cinemas, Inc.
Term Loan, 3.24%, Maturing August 23, 2017	5,788	5,842,061
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(5)	4,157	3,421,688

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.93%, Maturing February 17, 2016		5,814	$5,842,589
Term Loan, 4.00%, Maturing August 17, 2017		21,585	21,798,997
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		20,173	20,498,670
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		15,061	15,230,320
Vue Entertainment Investment Limited
Term Loan, 5.53%, Maturing December 21, 2017	GBP	5,000	7,923,395
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		6,125	6,241,118
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		10,723	10,669,291
Term Loan, 7.50%, Maturing June 19, 2015		1,985	1,999,648

			$362,770,218

Lodging and Casinos — 2.3%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		5,062	$5,147,167
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,503	5,558,331
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		9,700	9,890,362
Term Loan, 5.45%, Maturing January 26, 2018		59,353	55,272,353
Gala Group LTD
Term Loan, 5.50%, Maturing May 30, 2018	GBP	48,838	75,142,576
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		6,399	6,494,478
Las Vegas Sands LLC
Term Loan, 2.76%, Maturing November 23, 2016		3,244	3,266,538
Term Loan, 2.76%, Maturing November 23, 2016		3,617	3,641,802
LodgeNet Entertainment Corporation
DIP Loan, Maturing July 3, 2013(2)		1,161	1,172,699
Term Loan, 0.00%, Maturing April 4, 2014(3)		6,104	4,290,926
MGM Resorts International
Term Loan, 3.31%, Maturing December 20, 2017		14,500	14,574,312
Term Loan, 4.25%, Maturing December 20, 2019		29,000	29,504,484
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		3,890	3,917,821
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,233	9,331,389
Quidnax AB
Term Loan, 2.35%, Maturing April 27, 2015	EUR	4,725	6,106,300
Term Loan, 2.85%, Maturing June 30, 2016	EUR	4,725	6,106,300

			$239,417,838

Nonferrous Metals/Minerals — 1.3%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		34,965	$35,992,476
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		32,696	32,745,390
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		11,960	12,139,019
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		7,900	8,011,919
Term Loan, 4.00%, Maturing March 10, 2017		15,466	15,685,556

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016		14,342	$14,458,757
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018		12,940	12,584,580
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019		2,000	1,910,000

			$133,527,697

Oil and Gas — 2.8%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		2,155	$2,187,688
Term Loan, 9.00%, Maturing June 23, 2017		19,857	20,353,492
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		12,676	12,919,127
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		31,825	32,169,760
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016		16,965	14,868,148
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		24,375	24,824,420
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		20,772	21,026,777
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		26,771	27,173,054
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019		27,575	27,752,169
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018		9,200	9,326,500
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019		22,072	22,513,025
Term Loan, 5.00%, Maturing September 25, 2019		1,786	1,822,132
Term Loan, 5.00%, Maturing September 25, 2019		2,925	2,983,160
Tallgrass Operations, LLC
Term Loan, 0.50%, Maturing November 13, 2017(4)		13,000	13,065,000
Term Loan, 5.25%, Maturing November 13, 2018		27,300	27,755,009
Tervita Corporation
Term Loan, 3.21%, Maturing November 14, 2014		3,038	3,037,521
Term Loan, 3.21%, Maturing November 14, 2014		29,760	29,760,037
Term Loan, 6.50%, Maturing November 14, 2014		6,460	6,458,406

			$299,995,425

Publishing — 3.9%
Ascend Learning, Inc.
Term Loan, 6.50%, Maturing May 23, 2017		24,191	$24,138,577
Aster Zweite Beteiligungs GmbH
Term Loan, 5.56%, Maturing December 31, 2013		13	12,578
Term Loan, 5.56%, Maturing December 31, 2013		23	22,226
Term Loan, 5.48%, Maturing December 31, 2014	EUR	719	967,393
Term Loan, 5.48%, Maturing December 31, 2014	EUR	1,235	1,667,914
Term Loan, 5.48%, Maturing December 31, 2014	EUR	2,435	3,277,518
Term Loan, 5.55%, Maturing December 31, 2014		959	950,461
Term Loan, 5.55%, Maturing December 31, 2014		2,491	2,476,809
Term Loan, 5.55%, Maturing December 31, 2014		7,273	7,230,804
Term Loan, 5.55%, Maturing December 31, 2014		9,809	9,722,732
Term Loan, 5.55%, Maturing December 31, 2014		13,060	12,946,196

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Black Press US Partnership
Term Loan, 2.31%, Maturing August 2, 2013		755	$749,027
Term Loan, 2.31%, Maturing August 2, 2013		1,243	1,233,692
Cengage Learning Acquisitions, Inc.
Term Loan, 2.71%, Maturing July 3, 2014		23,753	18,963,089
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014		4,830	1,812,783
Term Loan, 2.21%, Maturing August 28, 2014		15,390	5,776,057
Term Loan, 2.46%, Maturing August 28, 2014		9,186	3,447,796
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		68,000	68,910,724
Instant Web, Inc.
Term Loan, 3.58%, Maturing August 7, 2014		1,614	1,178,434
Term Loan, 3.58%, Maturing August 7, 2014		15,486	11,304,656
Interactive Data Corporation
Term Loan, Maturing February 11, 2018(2)		16,425	16,425,000
Term Loan, 4.50%, Maturing February 12, 2018		34,219	34,422,486
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018		7,325	7,428,773
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		75,982	76,488,136
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		1,173	1,145,849
Merrill Communications, LLC
Term Loan, 11.25%, Maturing March 28, 2013		11,854	11,887,586
Nelson Education Ltd.
Term Loan, 2.81%, Maturing July 3, 2014		277	221,512
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		16,655	15,658,735
Nielsen Finance LLC
Term Loan, 3.46%, Maturing May 2, 2016		35,135	35,460,422
Term Loan, 3.96%, Maturing May 2, 2016		3,705	3,738,373
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing February 28, 2013		1,627	1,630,751
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		1,917	817,781
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		3,971	3,151,637
Springer Science+Business Media S.A.
Term Loan, Maturing June 17, 2016(2)		1,724	1,728,089
Term Loan, 4.12%, Maturing July 21, 2016	EUR	4,234	5,769,494
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		419	401,600
Term Loan, 8.00%, Maturing September 29, 2014		841	807,235
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		24,900	25,149,000

			$419,121,925

Radio and Television — 3.1%
Clear Channel Communications, Inc.
Term Loan, Maturing July 30, 2014(2)		10,500	$10,394,275
Term Loan, 3.85%, Maturing January 29, 2016		22,415	19,511,646
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		51,780	52,233,463
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		8,509	8,604,361

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		14,589	$14,844,082
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		10,820	11,023,380
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		4,436	4,471,645
ION Media Networks, Inc.
Revolving Loan, Maturing January 22, 2018(2)		5,500	4,639,250
Term Loan, 7.25%, Maturing July 31, 2018		10,350	10,453,500
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		6,905	6,952,724
Local TV Finance, LLC
Term Loan, 4.21%, Maturing May 7, 2015		14,108	14,284,473
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		4,791	4,875,278
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		11,334	11,531,909
Nine Entertainment Group Limited
Term Loan, Maturing January 17, 2020(2)		9,350	9,338,312
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,781	9,958,207
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,485	12,516,087
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		8,693	8,760,856
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016(6)	EUR	5,051	6,352,421
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,399,586
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,399,586
Univision Communications Inc.
Term Loan, 2.20%, Maturing September 29, 2014		6,249	6,264,995
Term Loan, 4.45%, Maturing March 31, 2017		60,397	60,691,479
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,662	15,865,133

			$330,366,648

Retailers (Except Food and Drug) — 3.8%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,971	$16,201,498
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		16,300	16,528,200
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		7,400	7,494,816
Douglas Holding AG
Term Loan, 5.61%, Maturing December 20, 2019	EUR	7,300	9,899,557
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		8,134	8,203,317
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		16,341	16,462,914
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		9,676	9,838,454
J Crew Group, Inc.
Term Loan, 4.50%, Maturing March 7, 2018		43,595	44,013,728
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		31,122	31,316,057

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 31, 2020		32,025	$32,392,775
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,511	8,659,625
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		52,025	52,408,684
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		5,350	5,403,500
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		5,100	5,202,000
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		36,505	36,687,023
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		11,663	11,817,613
Term Loan, 4.25%, Maturing August 7, 2019		3,940	3,997,379
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		32,457	32,733,168
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		19,886	19,148,685
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	86	98,995
Term Loan, 2.42%, Maturing March 9, 2015	EUR	336	384,942
Term Loan, 2.42%, Maturing March 9, 2015	EUR	9,880	11,308,850
Term Loan, 2.92%, Maturing March 8, 2016	EUR	86	98,985
Term Loan, 2.92%, Maturing March 8, 2016	EUR	336	384,942
Term Loan, 2.92%, Maturing March 8, 2016	EUR	9,880	11,308,850
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	13	12,729
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	88	89,106
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	900	916,516
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		6,764	6,899,663

			$399,912,571

Steel — 1.5%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		20,374	$20,679,546
Firth Rixson Plc
Term Loan, 5.50%, Maturing June 30, 2017		3,775	3,809,213
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		81,361	82,603,716
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		22,971	23,293,707
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,925	9,003,094
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,390	2,377,615
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		7,119	7,234,849
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,808	6,893,037

			$155,894,777

Surface Transport — 1.0%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$29,459,719

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.75%, Maturing March 9, 2018		30,303	$30,611,681
Term Loan, 3.75%, Maturing March 11, 2018		25,200	25,452,000
Swift Transportation Co., Inc.
Term Loan, 3.96%, Maturing December 21, 2016		1,125	1,132,383
Term Loan, 5.00%, Maturing December 21, 2017		19,748	20,019,795

			$106,675,578

Telecommunications — 3.5%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		10,766	$10,573,815
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,821	6,889,336
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		16,425	16,578,984
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		16,857	17,036,277
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		99,117	100,603,891
IPC Systems, Inc.
Term Loan, 2.77%, Maturing May 31, 2014	GBP	262	407,298
Macquarie UK Broadcast Limited
Term Loan, 2.75%, Maturing July 1, 2014	GBP	6,000	9,414,893
Term Loan, 3.00%, Maturing December 1, 2014	GBP	14,352	22,535,036
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		1,979	1,994,440
Term Loan, 4.00%, Maturing March 16, 2018		79,472	80,011,066
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,694	8,791,965
NTELOS Inc.
Term Loan, 4.50%, Maturing August 20, 2015		1,995	1,975,050
Term Loan, 5.75%, Maturing November 7, 2019		2,494	2,451,149
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,682	3,690,704
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		9,483	9,543,174
Term Loan, 3.75%, Maturing September 27, 2019		4,725	4,770,776
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		21,840	22,076,845
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		34,601	35,000,976
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		10,000	10,095,578
Term Loan, 3.50%, Maturing January 23, 2020		2,000	2,020,000

			$366,461,253

Utilities — 1.9%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		21,516	$21,808,046
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		9,631	9,756,408
Term Loan, 4.50%, Maturing April 2, 2018		35,662	36,110,202
Term Loan, 4.50%, Maturing October 9, 2019		9,252	9,378,063

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019		4,764	$4,844,393
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		8,202	8,550,526
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		17,043	17,840,795
LSP Madison Funding, LLC
Term Loan, 5.83%, Maturing June 28, 2019		13,805	13,942,696
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		34,495	34,940,368
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		5,975	6,094,500
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, Maturing October 10, 2016(2)		7,000	4,445,000
Term Loan, 4.74%, Maturing October 10, 2017		56,613	37,390,865

			$205,101,862

Total Senior Floating-Rate Interests (identified cost $9,608,952,428)			$9,691,303,128

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(7)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		4,000	$4,220,000

			$4,220,000

Cable and Satellite Television — 0.2%
Nara Cable Funding II Ltd., Sr. Notes
8.50%, 3/1/20(8)	EUR	7,500	$10,050,103
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes
5.50%, 1/15/23(8)		9,000	9,225,000

			$19,275,103

Chemicals and Plastics — 0.8%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	$1,980,000
6.625%, 4/15/20(8)		12,025	12,115,188
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)(9)	EUR	8,000	11,514,152
8.375%, 2/15/19(8)		15,250	16,755,937
7.50%, 5/1/20(8)		14,525	15,723,313
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	5,462,500
Trinseo Materials Operating S.C.A., Sr. Notes
8.75%, 2/1/19(8)		21,525	21,363,562

			$84,914,652

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.5%
Reynolds Group Holdings Inc., Sr. Notes
5.75%, 10/15/20		42,000	$43,050,000
Smurfit Kappa Acquisitions, Sr. Notes
4.875%, 9/15/18(8)		4,925	5,097,375
4.125%, 1/30/20(8)	EUR	5,000	6,615,885

			$54,763,260

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(8)	GBP	6,500	$10,463,635

			$10,463,635

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)(6)		209	$176,105

			$176,105

Electronics/Electrical — 0.0%(7)
NXP BV/NXP Funding, LLC
3.054%, 10/15/13(9)		75	$75,188

			$75,188

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		2,325	$2,633,063
7.125%, 9/1/18(8)		2,325	2,731,875

			$5,364,938

Financial Intermediaries — 0.3%
First Data Corp., Sr. Notes
6.75%, 11/1/20(8)		16,850	$17,397,625
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	6,500	9,333,184
6.625%, 7/1/20(8)		9,000	9,652,500

			$36,383,309

Food Service — 0.0%(7)
Chiquita Brands International, Inc./ Chiquita Brands, LLC, Sr. Notes
7.875%, 2/1/21(8)		2,975	$2,953,402

			$2,953,402

Health Care — 0.5%
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18		22,625	$23,869,375
HCA, Inc., Sr. Notes
4.75%, 5/1/23		11,975	12,079,781
inVentiv Health, Inc., Sr. Notes
9.00%, 1/15/18(8)		15,375	15,817,031

			$51,766,187

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(8)		9,800	$10,437,000

			$10,437,000

Leisure Goods/Activities/Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		6,750	$7,425,000

Security	Principal Amount* (000’s omitted)		Value
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22		8,250	$8,848,125

			$16,273,125

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20		25,250	$25,455,156
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes
9.00%, 2/15/20(8)		6,175	6,313,938

			$31,769,094

Radio and Television — 0.2%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(8)		8,994	$8,566,785
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		2,531	2,765,117
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(8)		9,000	9,450,000

			$20,781,902

Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		8,500	$9,435,000
Sunrise Communications International SA, Sr. Notes
4.933%, 12/31/17(8)(9)	EUR	3,000	4,124,320

			$13,559,320

Utilities — 0.5%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		25,380	$27,664,200
7.875%, 1/15/23(8)		23,490	26,073,900

			$53,738,100

Total Corporate Bonds & Notes (identified cost $395,791,518)			$416,914,320

Asset-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)		Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.262%, 2/24/19(8)(9)		$884	$843,873
Babson Ltd., Series 2005-1A, Class C1, 2.254%, 4/15/19(8)(9)		1,129	1,062,542
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.811%, 3/8/17(8)(9)		985	985,570
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.254%, 1/15/18(8)(9)		2,000	1,849,217

Total Asset-Backed Securities (identified cost $4,974,180)			$4,741,202

Common Stocks — 0.5%

Security	Shares		Value
Automotive — 0.0%(7)
Dayco Products, LLC(5)(10)(11)		88,506	$2,655,180

			$2,655,180

Security	Shares	Value
Building and Development — 0.0%(7)
United Subcontractors, Inc.(5)(10)(11)	3,848	$160,380

		$160,380

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc.(5)(11)(12)	2,484	$179,419

		$179,419

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(5)(10)(11)	692	$74,791

		$74,791

Food Service — 0.0%(7)
Buffets Restaurants Holdings, Inc.(5)(10)(11)	329,120	$2,978,536

		$2,978,536

Home Furnishings — 0.0%(7)
Oreck Corp.(5)(10)(11)	14,217	$247,234
Sanitec Europe Oy B Units(5)(10)(11)	235,235	1,549,101
Sanitec Europe Oy E Units(5)(10)(11)	230,960	0

		$1,796,335

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	414,634	$16,032,155

		$16,032,155

Lodging and Casinos — 0.0%(7)
Affinity Gaming, LLC(10)(11)	206,125	$2,512,151

		$2,512,151

Publishing — 0.2%
Ion Media Networks, Inc.(5)(10)	28,605	$18,192,780
MediaNews Group, Inc.(5)(10)(11)	162,730	3,414,075
Source Interlink Companies, Inc.(5)(10)(11)	5,725	0

		$21,606,855

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(10)(11)	2,131	$7,831,425

		$7,831,425

Total Common Stocks (identified cost $31,706,412)		$55,827,227

Preferred Stocks — 0.0%(7)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(5)(11)(12)	569	$35,511

Total Preferred Stocks (identified cost $9,958)		$35,511

Warrants — 0.0%(7)

Security	Shares	Value
Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	103	$378,525

		Value
Total Warrants (identified cost $177,010)		$378,525

Short-Term Investments — 7.6%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	$804,426	$804,425,696

Total Short-Term Investments (identified cost $804,425,696)		$804,425,696

Total Investments — 103.6% (identified cost $10,846,037,202)		$10,973,625,609

Less Unfunded Loan Commitments — (0.2)%		$(19,352,406)

Net Investments — 103.4% (identified cost $10,826,684,796)		$10,954,273,203

Other Assets, Less Liabilities — (3.4)%		$(359,445,153)

Net Assets — 100.0%		$10,594,828,050

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2013, at which time the interest rate will be determined.

(3)	Defaulted security.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $288,459,175 or 2.7% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $212,424.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,826,685,408

Gross unrealized appreciation	$194,432,863
Gross unrealized depreciation	(66,845,068)

Net unrealized appreciation	$127,587,795

Restricted Securities

At January 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$179,419
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,511

Total Restricted Securities			$9,958	$214,930

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	British Pound Sterling 46,349,944	United States Dollar 73,994,905	Goldman Sachs International	$493,823
2/28/13	British Pound Sterling 18,500,000	United States Dollar 29,371,803	HSBC Bank USA	34,766
2/28/13	Canadian Dollar 10,401,676	United States Dollar 10,373,926	State Street Bank and Trust Co.	(48,718)
2/28/13	Euro 14,700,000	United States Dollar 19,594,336	Citibank NA	(368,110)
2/28/13	Euro 74,079,544	United States Dollar 95,585,206	Citibank NA	(5,014,035)
2/28/13	Euro 6,800,000	United States Dollar 8,885,492	Goldman Sachs International	(348,837)
2/28/13	Euro 7,000,000	United States Dollar 9,500,995	State Street Bank and Trust Co.	(4,931)
3/28/13	British Pound Sterling 30,721,943	United States Dollar 49,503,035	Citibank NA	791,896
3/28/13	British Pound Sterling 13,253,750	United States Dollar 21,230,599	Goldman Sachs International	216,132
3/28/13	British Pound Sterling 5,910,000	United States Dollar 9,338,669	State Street Bank and Trust Co.	(31,925)
3/28/13	Euro 79,728,884	United States Dollar 105,469,753	HSBC Bank USA	(2,817,935)
4/30/13	British Pound Sterling 36,447,730	United States Dollar 57,413,558	HSBC Bank USA	(366,489)
4/30/13	Euro 71,123,409	United States Dollar 95,982,463	Deutsche Bank AG	(631,951)

				$(8,096,314)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	$60,000	Receives	3-Month USD- LIBOR-BBA	0.98%	6/24/14	$(550,183)
Citibank NA	60,000	Receives	3-Month USD- LIBOR-BBA	1.81	6/24/16	(2,434,422)

						$(2,984,605)

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$1,536,617	$(9,632,931)

		$1,536,617	$(9,632,931)

Interest Rate	Swap contracts	$—	$(2,984,605)

		$—	$(2,984,605)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,664,370,256	$7,580,466	$9,671,950,722
Corporate Bonds & Notes	—	416,738,215	176,105	416,914,320
Asset-Backed Securities	—	4,741,202	—	4,741,202
Common Stocks	—	26,375,731	29,451,496	55,827,227
Preferred Stocks	—	—	35,511	35,511
Warrants	—	378,525	—	378,525
Short-Term Investments	—	804,425,696	—	804,425,696
Total Investments	$—	$10,917,029,625	$37,243,578	$10,954,273,203
Forward Foreign Currency Exchange Contracts	$—	$1,536,617	$—	$1,536,617
Total	$—	$10,918,566,242	$37,243,578	$10,955,809,820

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(9,632,931)	$—	$(9,632,931)
Swap Contracts	—	(2,984,605)	—	(2,984,605)
Total	$—	$(12,617,536)	$—	$(12,617,536)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented.

At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013